Long-Term Debt - Summary of Changes in Liabilities Arising From Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	$ 11,104	$ 9,223
Adoption of IFRS 16 (Note 13)	1,019	1,055	$ 1,059
Debt acquired (Note 4)	0
Cash flows	(149)	453
Additions and other adjustments to ROU assets	320	125
Reclassifications	0	0
Foreign currency translation and other non-cash changes	85	244
Ending Balance	11,360	11,104
Adoption of IFRS 16 (Note 13)		1,059
Short-term debt and current portion of long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	1,478	1,624
Cash flows	(1,401)	(794)
Additions and other adjustments to ROU assets	0	0
Reclassifications	11	500
Foreign currency translation and other non-cash changes	85	148
Ending Balance	173	1,478
Adoption of IFRS 16 (Note 13)		0
Long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	8,553	7,579
Cash flows	1,526	1,481
Additions and other adjustments to ROU assets	0	0
Reclassifications	(11)	(500)
Foreign currency translation and other non-cash changes	(21)	(7)
Ending Balance	10,047	8,553
Adoption of IFRS 16 (Note 13)		0
Current Portion Of Lease Liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	214	8
Cash flows	(274)	(234)
Additions and other adjustments to ROU assets	107	50
Reclassifications	194	178
Foreign currency translation and other non-cash changes	8	16
Ending Balance	249	214
Adoption of IFRS 16 (Note 13)		196
Lease Liabilities Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning Balance	859	12
Cash flows	0	0
Additions and other adjustments to ROU assets	213	75
Reclassifications	(194)	(178)
Foreign currency translation and other non-cash changes	13	87
Ending Balance	$ 891	859
Adoption of IFRS 16 (Note 13)		$ 863